Investment (Tables)	6 Months Ended
Jun. 30, 2026
Investment [Abstract]
Schedule of Equity Securities Fair Value

The following table sets forth the Company’s equity securities without readily determinable fair value:

	June 30, 2026	December 31, 2025
	(Unaudited)
Investments in equity without readily determinable fair value	$563,887	$568,139